Derivative instruments and hedging activities (Narrative) (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Derivatives, Fair Value [Line Items]
Notional amount of derivative asset	$ 85.6		$ 85.6
Gain (Loss) on derivative instrument	3.3	$ (2.4)	1.0	$ (2.7)
Other current assets [Member] | Foreign Exchange Contract [Member] | Designated as Hedging Instrument [Member] | Conversion To NIS [Member]
Derivatives, Fair Value [Line Items]
Notional amount of derivative asset	$ 23.5		$ 23.5